Fair Value of Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Fixed income securities	$ 76,113	$ 79,612
Equity securities	4,363	4,811
Short-term Investments	1,291	3,279
Other investments:
Free-standing derivatives, assets	1	74	146
Separate account assets	6,984	8,676
Other liabilities:
Free-standing derivatives, liabilities	(96)	(95)	(91)
U.S. government and agencies
Assets
Fixed income securities	6,315	8,596
Municipal
Assets
Fixed income securities	14,241	15,934
Corporate
Assets
Fixed income securities	43,581	37,655
Foreign government
Assets
Fixed income securities	2,081	3,158
Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities	4,121	7,993
Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities	1,784	1,994
Asset-backed securities ("ABS")
Assets
Fixed income securities	3,966	4,244
Redeemable preferred stock
Assets
Fixed income securities	24	38
Quoted prices in active markets for identical assets (Level 1)
Other investments:
Total assets at fair value	15,313	18,142
Assets as a percent of assets measured at fair value	17.20%	18.70%
Other liabilities:
Free-standing derivatives, liabilities	(1)	(2)
Total liabilities at fair value	(1)	(2)
Liabilities as a percent of liabilities measured at fair value	0.10%	0.20%
Significant other observable inputs (Level 2)
Other investments:
Total assets at fair value	70,531	69,765
Assets as a percent of assets measured at fair value	79.30%	72.00%
Other liabilities:
Free-standing derivatives, liabilities	(112)	(529)
Total liabilities at fair value	(112)	(529)
Liabilities as a percent of liabilities measured at fair value	13.10%	52.10%
Significant unobservable inputs (Level 3)
Other investments:
Total assets at fair value	3,226	9,317
Assets as a percent of assets measured at fair value	3.60%	9.60%
Contractholder funds:
Derivatives embedded in life and annuity contracts	(723)	(653)
Other liabilities:
Free-standing derivatives, liabilities	(96)	(95)
Total liabilities at fair value	(819)	(748)
Liabilities as a percent of liabilities measured at fair value	95.80%	73.60%
Counterparty and cash collateral netting
Other investments:
Total assets at fair value	(114)	(286)
Assets as a percent of assets measured at fair value	(0.10%)	(0.30%)
Other liabilities:
Free-standing derivatives, liabilities	77	263
Total liabilities at fair value	77	263
Liabilities as a percent of liabilities measured at fair value	(9.00%)	(25.90%)
Fair Value
Other investments:
Total assets at fair value	88,956	96,938
Assets as a percent of assets measured at fair value	100.00%	100.00%
Mortgage loans	19	111
Other investments	16
Limited partnership interests		9
Contractholder funds:
Derivatives embedded in life and annuity contracts	(723)	(653)
Other liabilities:
Free-standing derivatives, liabilities	(132)	(363)
Total liabilities at fair value	(855)	(1,016)
Liabilities as a percent of liabilities measured at fair value	100.00%	100.00%
Recurring | Quoted prices in active markets for identical assets (Level 1)
Assets
Fixed income securities	4,707	4,976
Equity securities	3,433	4,316
Short-term Investments	188	174
Other investments:
Separate account assets	6,984	8,676
Other assets	1
Total assets at fair value	15,313	18,142
Recurring | Quoted prices in active markets for identical assets (Level 1) | U.S. government and agencies
Assets
Fixed income securities	4,707	4,976
Recurring | Significant other observable inputs (Level 2)
Assets
Fixed income securities	68,260	65,577
Equity securities	887	432
Short-term Investments	1,103	3,105
Other investments:
Free-standing derivatives, assets	281	651
Total assets at fair value	70,531	69,765
Recurring | Significant other observable inputs (Level 2) | U.S. government and agencies
Assets
Fixed income securities	1,608	3,620
Recurring | Significant other observable inputs (Level 2) | Municipal
Assets
Fixed income securities	12,909	13,918
Recurring | Significant other observable inputs (Level 2) | Corporate
Assets
Fixed income securities	42,176	35,747
Recurring | Significant other observable inputs (Level 2) | Foreign government
Assets
Fixed income securities	2,081	3,158
Recurring | Significant other observable inputs (Level 2) | Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities	4,070	6,199
Recurring | Significant other observable inputs (Level 2) | Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities	1,724	1,071
Recurring | Significant other observable inputs (Level 2) | Asset-backed securities ("ABS")
Assets
Fixed income securities	3,669	1,827
Recurring | Significant other observable inputs (Level 2) | Redeemable preferred stock
Assets
Fixed income securities	23	37
Recurring | Significant unobservable inputs (Level 3)
Assets
Fixed income securities	3,146	9,059
Equity securities	43	63
Other investments:
Free-standing derivatives, assets	1	74
Other assets	1	1
Total assets at fair value	3,191	9,197
Recurring | Significant unobservable inputs (Level 3) | Municipal
Assets
Fixed income securities	1,332	2,016
Recurring | Significant unobservable inputs (Level 3) | Corporate
Assets
Fixed income securities	1,405	1,908
Recurring | Significant unobservable inputs (Level 3) | Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities	51	1,794
Recurring | Significant unobservable inputs (Level 3) | Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities	60	923
Recurring | Significant unobservable inputs (Level 3) | Asset-backed securities ("ABS")
Assets
Fixed income securities	297	2,417
Recurring | Significant unobservable inputs (Level 3) | Redeemable preferred stock
Assets
Fixed income securities	1	1
Recurring | Counterparty and cash collateral netting
Other investments:
Free-standing derivatives, assets	(114)	(286)
Total assets at fair value	(114)	(286)
Recurring | Fair Value
Assets
Fixed income securities	76,113	79,612
Equity securities	4,343	4,811
Short-term Investments	1,291	3,279
Other investments:
Free-standing derivatives, assets	168	439
Separate account assets	6,984	8,676
Other assets	2
Total assets at fair value	88,921	96,818
Recurring | Fair Value | U.S. government and agencies
Assets
Fixed income securities	6,315	8,596
Recurring | Fair Value | Municipal
Assets
Fixed income securities	14,241	15,934
Recurring | Fair Value | Corporate
Assets
Fixed income securities	43,581	37,655
Recurring | Fair Value | Foreign government
Assets
Fixed income securities	2,081	3,158
Recurring | Fair Value | Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities	4,121	7,993
Recurring | Fair Value | Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities	1,784	1,994
Recurring | Fair Value | Asset-backed securities ("ABS")
Assets
Fixed income securities	3,966	4,244
Recurring | Fair Value | Redeemable preferred stock
Assets
Fixed income securities	24	38
Non-recurring | Significant unobservable inputs (Level 3)
Other investments:
Total assets at fair value	35	120
Non-recurring | Fair Value
Other investments:
Total assets at fair value	$ 35	$ 120